Tax Situation - Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	S/ (474,726)	S/ 133,948	S/ 45,112
Tax at statutory tax rate	S/ (141,370)	S/ 40,507	S/ 13,811
Peru [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.50%	29.50%	28.00%
Pre - tax profit	S/ (1,612,192)	S/ 151,627	S/ 420,421
Tax at statutory tax rate	S/ (475,597)	S/ 44,730	S/ 124,024
Peru Norvial [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	27.00%	27.00%
Pre - tax profit	S/ 24,066	S/ 21,104	S/ 68,104
Tax at statutory tax rate	S/ 6,498	S/ 5,698	S/ 18,388
Peru Gy M Ferrovias [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ 121,080	S/ 125,136	S/ 29,028
Tax at statutory tax rate	S/ 36,324	S/ 37,541	S/ 8,708
Peru Vesur [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	30.00%	30.00%	30.00%
Pre - tax profit	S/ (17,752)	S/ 2,951	S/ 779
Tax at statutory tax rate	S/ (5,326)	S/ 885	S/ 234
Peru GMP [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	29.00%	29.00%	30.00%
Pre - tax profit	S/ 35,421	S/ 35,421	S/ 20,941
Tax at statutory tax rate	S/ 10,272	S/ 10,272	S/ 6,073
Chile (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	27.00%	27.00%	24.00%
Pre - tax profit	S/ (36,917)	S/ (20,768)	S/ (93,031)
Tax at statutory tax rate	S/ (9,967)	S/ (5,607)	S/ (23,723)
Colombia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	33.00%	37.00%	40.00%
Pre - tax profit			S/ (27,970)
Tax at statutory tax rate			S/ (11,188)
Bolivia (member)
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	25.00%	25.00%	25.00%
Pre - tax profit	S/ 681	S/ (137)	S/ (2,897)
Tax at statutory tax rate	S/ 170	S/ (34)	(724)
Colombia - Morelco S.A [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate		37.00%
Pre - tax profit		S/ 11,851
Tax at statutory tax rate		S/ 4,385
Colombia - GyM S.A. Branch [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Statutory tax rate	33.00%	33.00%
Pre - tax profit	S/ (11,824)	S/ 1,984
Tax at statutory tax rate	(3,902)	655
Unrealized Gain (Loss) [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	1,022,711	(195,221)	(370,263)
Tax at statutory tax rate	300,158	(58,018)	(107,981)
Utility [member]
Disclosure of weighted average pre-tax profit or loss and applicable income tax rate [line items]
Pre - tax profit	(474,726)	133,948	45,112
Tax at statutory tax rate	S/ (141,370)	S/ 40,507	S/ 13,811